UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Tax-Free Bond Fund

April 30, 2008

1.800354.104

SFB-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount	Value
Alabama - 0.5%
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series B, 5% 1/1/43 (Pre-Refunded to 1/1/13 @ 100) (e)	$ 1,920,000	$ 2,081,280
Huntsville Pub. Bldg. Auth. Rev.:
5% 10/1/20 (MBIA Insured)	800,000	851,392
5% 10/1/22 (MBIA Insured)	1,000,000	1,054,330
Pell City Spl. Care Facilities Rev. (Noland Health Services, Inc. Proj.) Series A, 5% 12/1/13	1,000,000	976,710
		4,963,712
Arizona - 3.0%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	2,200,000	2,338,182
Arizona Health Facilities Auth. Rev. (Banner Health Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,019,650
Series 2007 B, 2.677% 1/1/37 (d)	1,000,000	720,180
Series A, 5% 1/1/14	1,220,000	1,293,810
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/22 (AMBAC Insured)	1,000,000	1,044,720
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/35	750,000	664,155
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/16 (AMBAC Insured)	1,000,000	1,093,400
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) 5% 4/1/12	1,000,000	1,022,720
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series A:
5% 7/1/16	1,000,000	1,037,910
5% 7/1/17	1,495,000	1,539,177
5% 7/1/18	1,695,000	1,729,849
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (FGIC Insured) (a)	5,000,000	3,915,900
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
5% 7/1/29 (MBIA Insured)	4,250,000	4,323,865
5.5% 7/1/19 (FGIC Insured)	1,000,000	1,060,390
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series A, 5.25% 10/1/15 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,338,992
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series A, 5% 7/1/18 (FGIC Insured)	1,000,000	1,019,810
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series A, 5% 1/1/24	$ 1,000,000	$ 1,053,170
Salt Verde Finl. Corp. Sr. Gas Rev.:
5.25% 12/1/23	2,500,000	2,486,750
5.5% 12/1/29	2,100,000	2,084,187
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (AMBAC Insured)	1,285,000	1,309,466
		32,096,283
Arkansas - 0.1%
Arkansas Gen. Oblig. (College Savings Prog.) Series 2001 A, 0% 6/1/12 (Escrowed to Maturity) (e)	1,415,000	1,234,955
California - 14.8%
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (FGIC Insured)	2,155,000	1,106,355
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/11 (FSA Insured)	2,140,000	2,295,043
5.5% 5/1/15 (AMBAC Insured)	600,000	652,812
6% 5/1/14 (MBIA Insured)	1,500,000	1,669,320
California Econ. Recovery Series A:
5.25% 7/1/13	1,000,000	1,095,680
5.25% 7/1/13 (MBIA Insured)	1,600,000	1,761,072
5.25% 7/1/14 (FGIC Insured)	525,000	580,970
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	15,000	15,679
5% 2/1/11	1,000,000	1,052,710
5% 12/1/11 (MBIA Insured)	2,000,000	2,142,920
5% 9/1/12	1,000,000	1,067,910
5% 10/1/12	4,400,000	4,702,368
5% 3/1/15	1,000,000	1,069,610
5% 8/1/20	5,900,000	6,128,094
5% 11/1/21	2,430,000	2,502,779
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,133,517
5% 12/1/22	7,000,000	7,236,530
5% 11/1/24	3,000,000	3,072,870
5% 3/1/26	1,000,000	1,013,500
5% 6/1/26	1,385,000	1,406,371
5% 6/1/27 (AMBAC Insured)	500,000	511,500
5% 9/1/27	1,200,000	1,212,948
5% 2/1/31 (MBIA Insured)	500,000	505,210
5% 3/1/31	1,700,000	1,702,057
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 9/1/31	$ 1,200,000	$ 1,201,536
5% 12/1/31 (MBIA Insured)	600,000	607,812
5% 9/1/32	1,400,000	1,400,840
5% 8/1/33	1,100,000	1,103,223
5% 9/1/33	3,000,000	2,999,790
5% 8/1/35	2,100,000	2,093,637
5% 9/1/35	3,200,000	3,190,304
5.125% 11/1/24	400,000	411,448
5.25% 2/1/15	1,240,000	1,326,428
5.25% 2/1/16	500,000	532,405
5.25% 2/1/27 (MBIA Insured)	400,000	410,964
5.25% 2/1/28	500,000	511,670
5.25% 2/1/33	1,200,000	1,220,016
5.25% 12/1/33	35,000	35,635
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (e)	1,300,000	1,446,770
5.25% 3/1/38	14,900,000	15,254,907
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	500,000	534,120
5.5% 4/1/30	5,000	5,201
5.5% 11/1/33	2,300,000	2,376,866
6.6% 2/1/10	2,215,000	2,359,883
6.75% 8/1/10	500,000	541,520
California Infrastructure & Econ. Dev. Bank Rev. (Clean Wtr. State Revolving Fund Proj.) 5% 10/1/15	2,160,000	2,313,014
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	1,200,000	1,220,496
(Office of Emergency Services Proj.) Series 2007 A, 5% 3/1/22 (FGIC Insured)	1,000,000	1,039,710
(Univ. of California Research Proj.) Series E, 5.25% 10/1/19	2,000,000	2,163,540
Series 2005 H, 5% 6/1/18	1,000,000	1,037,940
Series 2005 K, 5% 11/1/16	1,300,000	1,373,073
Series B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,031,190
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (d)	1,000,000	991,640
California Statewide Communities Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	300,000	303,948
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Communities Dev. Auth. Rev.: - continued
(Kaiser Permanente Health Sys. Proj.) Series B, 2.587% 4/1/36 (d)	$ 2,500,000	$ 1,800,500
(St. Joseph Health Proj.) Series C, 5.75% 7/1/47 (FGIC Insured)	5,100,000	5,335,161
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	200,000	199,112
5% 1/15/16 (MBIA Insured)	200,000	205,070
5.75% 1/15/40	300,000	289,389
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	1,000,000	1,157,360
Series A:
5% 6/1/45	4,200,000	3,926,622
5% 6/1/45 (FGIC Insured)	1,000,000	943,780
Series A1, 5% 6/1/33	400,000	338,884
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A1, 5% 7/1/35 (FSA Insured)	1,300,000	1,321,021
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series A, 5.125% 7/1/41 (MBIA Insured)	500,000	505,405
Los Angeles Unified School District Series H, 5% 7/1/18 (FSA Insured)	3,500,000	3,824,870
Los Angeles Unified School District Ctfs. of Prtn. 5% 10/1/17 (AMBAC Insured)	1,080,000	1,165,687
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/31 (MBIA Insured)	1,500,000	1,499,940
Marina Gen. Oblig. 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,303,708
Merced Union High School District Series A, 0% 8/1/21 (FGIC Insured)	1,455,000	746,982
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	1,650,000	1,681,697
Monterey County Ctfs. of Prtn. 5% 8/1/19 (AMBAC Insured)	1,000,000	1,043,540
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,016,710
Port of Oakland Rev. Series C, 5% 11/1/17 (MBIA Insured)	3,000,000	3,227,580
San Jacinto Unified School District 5.25% 8/1/32 (FSA Insured)	1,900,000	1,989,205
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Jose Int'l. Arpt. Rev. Series B, 5% 3/1/23 (AMBAC Insured)	$ 3,325,000	$ 3,379,331
Santa Clara County Fing. Auth. (El Camino Hosp. Proj.) Series A, 5.75% 2/1/41 (AMBAC Insured) (c)	10,000,000	10,361,400
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	675,461
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series A, 5% 7/1/36 (Pre-Refunded to 7/1/13 @ 100) (e)	1,000,000	1,097,340
Sweetwater Union High School District Series A, 5.625% 8/1/47 (FSA Insured)	8,100,000	8,668,782
Univ. of California Revs. Series K, 5% 5/15/18 (MBIA Insured)	2,000,000	2,144,220
Washington Township Health Care District Rev. Series A, 5% 7/1/16	535,000	556,026
Yuba City Unified School District 0% 9/1/22 (FGIC Insured)	1,000,000	482,080
		157,564,214
Colorado - 2.0%
Adams & Arapahoe Counties Joint School District #28J Aurora Series A, 5.125% 12/1/21 (FSA Insured)	1,300,000	1,373,697
Broomfield Coliseum City & County Ctfs. of Prtn. 6% 12/1/29 (AMBAC Insured)	1,750,000	1,811,950
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B, 5.25% 11/1/24 (MBIA Insured)	1,000,000	1,042,070
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (e)	6,000,000	3,107,220
Colorado Health Facilities Auth. Rev.:
(Volunteers of America Care Proj.) Series A:
5% 7/1/09	585,000	585,287
5% 7/1/13	710,000	698,881
5.3% 7/1/37	300,000	247,452
Series 2001, 6.5% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (e)	2,000,000	2,255,680
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	1,800,000	1,835,730
Dawson Ridge Metropolitan District #1:
Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (e)	1,020,000	523,087
Series 1992 B, 0% 10/1/17 (Escrowed to Maturity) (e)	1,000,000	685,200
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
Denver City & County Arpt. Rev. Series E, 5% 11/15/32 (AMBAC Insured)	$ 2,000,000	$ 1,999,960
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/09	1,220,000	1,230,968
E-470 Pub. Hwy. Auth. Rev. Series B:
0% 9/1/13 (MBIA Insured)	1,415,000	1,135,962
0% 9/1/20 (MBIA Insured)	1,400,000	736,610
Mesa County Residual Rev. 0% 12/1/11 (Escrowed to Maturity) (e)	2,275,000	2,028,959
		21,298,713
District Of Columbia - 0.7%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) 5.5% 1/1/19 (AMBAC Insured)	1,565,000	1,668,008
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (MBIA Insured)	1,000,000	861,310
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	200,000	206,448
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	4,700,000	4,885,133
		7,620,899
Florida - 3.6%
Brevard County School Board Ctfs. of Prtn. Series B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,018,320
Broward County School Board Ctfs. of Prtn.:
Series A, 5% 7/1/16 (FGIC Insured)	1,000,000	1,054,000
Series B, 5.25% 7/1/15 (FSA Insured)	5,000,000	5,463,350
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	500,000	516,205
Florida Board of Ed. Lottery Rev. Series B, 5% 7/1/20 (FGIC Insured)	1,965,000	2,006,226
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	100,000	101,581
Series 2008 A, 5.375% 7/1/26	5,675,000	6,023,559
Halifax Hosp. Med. Ctr. Rev. Series 2006 A, 5% 6/1/38	2,355,000	2,094,372
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2002, 3.95%, tender 9/1/12 (d)	1,500,000	1,513,005
Series A, 5% 11/15/16	800,000	832,544
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys. - Sunbelt Proj.):
Series B, 5% 11/15/30 (MBIA Insured)	$ 1,100,000	$ 1,113,057
Series G:
5% 11/15/16	100,000	104,516
5.125% 11/15/18	1,000,000	1,030,980
Series I, 5%, tender 11/16/09 (d)	1,000,000	1,012,170
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/16	1,630,000	1,692,918
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 5%, tender 3/15/12 (AMBAC Insured) (d)	1,000,000	1,010,070
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	1,700,000	1,718,717
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	1,650,000	1,600,484
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28 (c)	1,400,000	1,435,588
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series A, 4.55%, tender 8/1/13 (MBIA Insured) (d)	1,000,000	994,870
Miami-Dade County School Board Ctfs. of Prtn. Series A, 5% 8/1/21 (AMBAC Insured) (c)	1,500,000	1,528,560
Orange County Sales Tax Rev. Series B, 5% 1/1/25 (FGIC Insured)	2,200,000	2,235,442
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series B, 5.35%, tender 5/1/18 (AMBAC Insured) (c)(d)	2,300,000	2,287,695
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/16 (MBIA Insured)	200,000	213,870
		38,602,099
Georgia - 2.2%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (MBIA Insured) (d)	6,000,000	5,970,840
Atlanta Tax Allocation (Atlantic Station Proj.) 5.25% 12/1/19	2,000,000	2,164,060
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	1,700,000	1,718,751
5% 11/1/43 (FSA Insured)	1,280,000	1,289,152
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	1,500,000	1,551,810
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity) (e)	4,120,000	2,219,485
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A:
5.5% 9/15/22	$ 2,000,000	$ 1,934,340
5.5% 9/15/23	5,000,000	4,809,150
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	1,595,000	859,242
Valdosta & Lowndes County Hosp. 5% 10/1/24	1,000,000	1,000,700
		23,517,530
Illinois - 9.9%
Boone & Winnebago County Cmnty. Unit School District 200 0% 1/1/20 (FGIC Insured)	1,065,000	598,232
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/43 (Pre-Refunded to 1/1/14 @ 100) (e)	1,080,000	1,180,386
Series 2004 A:
5% 1/1/34 (FSA Insured)	1,830,000	1,851,448
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (e)	1,870,000	2,043,817
Series A:
5% 1/1/41 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000,000	1,050,440
5.25% 1/1/29 (FSA Insured)	210,000	216,611
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (e)	990,000	1,094,732
5.25% 1/1/33 (MBIA Insured)	130,000	131,715
Chicago Motor Fuel Tax Rev.:
Series 1993, 6.125% 1/1/09 (AMBAC Insured)	1,000,000	1,023,050
Series A, 5% 1/1/33 (AMBAC Insured)	2,000,000	2,013,420
Chicago O'Hare Int'l. Arpt. Rev. Series A, 5% 1/1/16 (FSA Insured)	1,200,000	1,301,460
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21 (AMBAC Insured)	1,000,000	1,042,430
Chicago Wtr. Rev. 5.25% 11/1/33 (FSA Insured)	2,000,000	2,098,700
Coles, Cumberland, Moultrie & Shelby Counties Cmnty. Unit School District #2, Mattoon 5.35% 2/1/19 (Pre-Refunded to 2/1/11 @ 100) (e)	1,495,000	1,599,665
Cook County Gen. Oblig.:
Series B:
5% 11/15/18 (MBIA Insured)	1,000,000	1,093,490
5.25% 11/15/26 (MBIA Insured)	300,000	312,945
Series C, 5% 11/15/25 (AMBAC Insured)	500,000	510,540
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/20 (FSA Insured)	3,175,000	3,406,775
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (FGIC Insured)	$ 1,400,000	$ 1,463,112
Series A, 5.5% 5/1/15 (FGIC Insured)	1,000,000	1,113,210
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (e)	4,600,000	2,247,422
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (MBIA Insured)	1,000,000	1,101,300
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) 5% 12/1/38	500,000	506,285
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	2,000,000	1,935,460
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,504,915
(Children's Memorial Hosp. Proj.) Series A, 5.25% 8/15/33 (c)	2,600,000	2,624,466
(Edward Hosp. Obligated Group Proj.) Series A, 5.5% 2/1/40 (AMBAC Insured)	1,500,000	1,535,070
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	1,184,404
Illinois Gen. Oblig.:
First Series:
5.375% 7/1/11 (MBIA Insured)	1,500,000	1,611,585
5.5% 4/1/17 (MBIA Insured)	400,000	414,608
5.5% 4/1/25 (MBIA Insured)	1,000,000	1,022,610
5.6% 4/1/21 (MBIA Insured)	400,000	411,688
Series 2006, 5.5% 1/1/31	1,000,000	1,119,710
Series A, 5% 3/1/34	5,000,000	5,077,850
Illinois Health Facilities Auth. Rev. (Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	2,700,000	2,855,952
Illinois Muni. Elec. Agcy. Pwr. Supply Series A:
5% 2/1/35 (FGIC Insured)	4,000,000	3,873,600
5.25% 2/1/20 (FGIC Insured)	3,360,000	3,540,197
Illinois Sales Tax Rev.:
First Series:
5.5% 6/15/15	1,200,000	1,271,928
6% 6/15/20	300,000	315,123
Series 2005, 5% 6/15/30 (FSA Insured)	3,000,000	3,053,730
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (e)	900,000	997,038
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev.: - continued
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (e)	$ 9,100,000	$ 10,081,162
Jersey & Greene Counties Cmnty. Unit School District #100 0% 12/1/18 (FSA Insured)	1,100,000	691,449
Joliet School District #86 Gen. Oblig. Cap. Appreciation 0% 11/1/19 (FSA Insured)	2,260,000	1,346,282
Kane & DeKalb Counties Cmnty. Unit School District #302 0% 2/1/22 (FGIC Insured)	5,025,000	2,465,617
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/17 (Pre-Refunded to 1/1/12 @ 100) (e)	1,000,000	1,088,800
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	1,000,000	654,360
6.5% 1/1/20 (AMBAC Insured)	900,000	1,083,636
Lake County Forest Preservation District Series 2007 A, 2.226% 12/15/13 (d)	950,000	907,649
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,000,000	1,068,970
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,000,000	1,086,520
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	1,400,000	1,475,516
Series A:
0% 6/15/15 (FGIC Insured)	5,250,000	3,906,525
0% 6/15/16 (FGIC Insured)	1,000,000	705,360
0% 12/15/16 (MBIA Insured)	1,935,000	1,343,722
Series 2002, 0% 6/15/10 (Escrowed to Maturity) (e)	5,000,000	4,708,100
Quincy Hosp. Rev. 5% 11/15/14	1,015,000	1,054,463
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (FGIC Insured)	2,400,000	2,413,248
Univ. of Illinois Univ. Revs. Series A, 0% 4/1/20 (MBIA Insured)	2,015,000	1,146,898
Will County Cmnty. Unit School District #201:
0% 11/1/17 (FGIC Insured)	1,190,000	744,785
0% 11/1/23 (FGIC Insured)	2,170,000	895,082
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Will County Cmnty. Unit School District #365 0% 11/1/18 (FSA Insured)	$ 1,830,000	$ 1,154,547
Winnebago County School District No. 122 Harlem-Loves Park Rev. 0% 1/1/15 (FSA Insured)	2,880,000	2,222,784
		105,596,594
Indiana - 3.1%
Beech Grove School Bldg. Corp. 5.625% 7/5/24 (MBIA Insured)	2,875,000	3,216,263
Carlisle-Sullivan Independent School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,000,000	1,056,530
Clark Pleasant Cmnty. School Bldg. Corp. 5.5% 7/15/16 (Pre-Refunded to 1/15/12 @ 100) (e)	600,000	652,716
Crown Point Multi-School Bldg. Corp. 5% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (e)	1,225,000	1,338,472
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,525,000	1,611,208
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	3,744,293
Hammond School Bldg. Corp. 5% 7/15/18 (MBIA Insured)	1,000,000	1,063,000
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	3,100,000	3,594,326
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E7, 3.5%, tender 12/15/09 (d)	1,000,000	997,340
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/09	1,175,000	1,199,276
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Sisters of St. Francis Health Services, Inc. Proj.) Series E, 5.25% 5/15/41 (FSA Insured)	1,600,000	1,618,592
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2005 A3, 5%, tender 7/1/11 (d)	2,400,000	2,485,032
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	669,610
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2007 L, 5.25% 7/1/23 (MBIA Insured)	1,000,000	1,082,580
Series A, 5.5% 1/1/16 (MBIA Insured)	1,005,000	1,119,630
Muncie School Bldg. Corp. 5.25% 1/10/13 (MBIA Insured)	1,630,000	1,771,158
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	3,000,000	3,017,310
Portage Township Multi-School Bldg. Corp. 5.25% 7/15/26 (Pre-Refunded to 7/15/15 @ 100) (e)	1,000,000	1,118,490
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	$ 500,000	$ 518,145
Wayne Township Marion County School Bldg. Corp. 5.5% 7/15/27 (MBIA Insured)	700,000	740,565
		32,614,536
Iowa - 0.4%
Coralville Urban Renewal Rev. Series C, 5% 6/1/47	850,000	753,704
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (e)	2,800,000	2,969,904
		3,723,608
Kansas - 0.4%
Kansas Dept. of Trans. Hwy. Rev. Series C1, 5.99%, tender 5/7/08 (FSA Insured) (d)	100,000	100,000
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	650,000	689,371
(Stormont-Vail Healthcare, Inc. Proj.) Series L, 5.125% 11/15/32 (MBIA Insured)	1,620,000	1,649,938
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) 5.25% 12/1/09 (MBIA Insured)	225,000	227,653
Lawrence Hosp. Rev.:
5.125% 7/1/14	520,000	549,869
5.25% 7/1/15	200,000	212,852
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	1,004,340
		4,434,023
Kentucky - 0.1%
Kentucky Property & Bldgs. Commission Revs. (#71 Proj.) 5.5% 8/1/09	750,000	777,525
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	500,000	517,795
		1,295,320
Louisiana - 1.0%
Louisiana Military Dept. Custody Receipts 5% 8/1/12	575,000	609,138
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.):
5% 7/1/18 (CIFG North America Insured)	900,000	949,311
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.: - continued
(Archdiocese of New Orleans Proj.):
5% 7/1/22 (CIFG North America Insured)	$ 630,000	$ 645,309
(Nineteenth Judicial District Court Proj.):
5.375% 6/1/32 (FGIC Insured)	1,500,000	1,510,110
5.5% 6/1/41 (FGIC Insured)	4,770,000	4,827,526
New Orleans Gen. Oblig. 5.25% 12/1/23 (MBIA Insured)	1,000,000	995,750
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	825,000	793,394
		10,330,538
Maine - 0.7%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (e)	2,725,000	2,919,347
Series 2004, 5.25% 7/1/30 (FSA Insured)	1,000,000	1,043,700
Series 2007:
5.25% 7/1/24 (AMBAC Insured)	1,675,000	1,779,939
5.25% 7/1/37 (AMBAC Insured)	1,400,000	1,450,344
		7,193,330
Maryland - 0.4%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	1,950,000	1,844,622
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	933,800
Maryland Health & Higher Edl. Facilities Auth. Rev. (Washington County Health Sys. Proj.) 6% 1/1/43	1,100,000	1,076,196
		3,854,618
Massachusetts - 6.0%
Foxborough Stadium Infrastructure Impt. 6% 6/1/17 (Pre-Refunded to 6/1/10 @ 101) (e)	3,195,000	3,455,137
Massachusetts Fed. Hwy.:
Series 1998 A, 5.25% 6/15/12 (Pre-Refunded to 12/15/08 @ 101) (e)	2,610,000	2,674,049
Series 2000 A, 5.75% 6/15/13	1,000,000	1,070,360
Massachusetts Gen. Oblig.:
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (e)	1,100,000	1,200,144
Series 2005 A, 5% 3/1/23 (Pre-Refunded to 3/1/15 @ 100) (e)	1,500,000	1,651,680
Series A, 3.861% 5/1/37 (d)	2,000,000	1,625,000
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series C:
5% 8/1/32 (AMBAC Insured)	$ 6,500,000	$ 6,658,990
5% 8/1/37 (AMBAC Insured)	5,100,000	5,209,395
5.25% 8/1/24 (FSA Insured)	2,300,000	2,455,940
Series D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (e)	1,100,000	1,205,369
Series E:
5% 11/1/23 (Pre-Refunded to 11/1/16 @ 100) (e)	3,600,000	4,001,976
5% 11/1/24 (Pre-Refunded to 11/1/16 @ 100) (e)	400,000	444,664
Massachusetts Health & Edl. Facilities Auth. Rev. (Northeastern Univ. Proj.) Series 2007 P2, 9.99%, tender 5/5/08 (MBIA Insured) (d)	8,450,000	8,450,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
4.5% 8/15/35 (AMBAC Insured)	1,900,000	1,833,291
5% 8/15/23 (FSA Insured)	3,000,000	3,137,490
5% 8/15/24 (FSA Insured)	5,000,000	5,200,550
5% 8/15/30 (FSA Insured)	2,500,000	2,567,300
5% 8/15/37 (AMBAC Insured)	1,900,000	1,935,169
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Sr. Series A, 5% 1/1/37 (MBIA Insured)	7,200,000	7,213,464
Springfield Gen. Oblig. 5% 8/1/21 (MBIA Insured)	2,040,000	2,121,457
		64,111,425
Michigan - 3.1%
Clarkston Cmnty. Schools 5% 5/1/12 (FSA Insured)	1,400,000	1,506,708
Detroit City School District 5.375% 5/1/15 (Pre-Refunded to 5/1/09 @ 101) (e)	25,000	26,093
Detroit Swr. Disp. Rev. Series B, 5% 7/1/36 (FGIC Insured)	2,300,000	2,282,658
Detroit Wtr. Supply Sys. Rev.:
Series A, 5% 7/1/34 (MBIA Insured)	2,100,000	2,101,743
5.25% 7/1/15 (MBIA Insured)	1,000,000	1,089,400
DeWitt Pub. Schools 5% 5/1/13 (MBIA Insured)	1,415,000	1,522,795
Ferris State Univ. Rev. 5% 10/1/18 (MBIA Insured)	1,395,000	1,466,647
Fowlerville Cmnty. School District 5.25% 5/1/16 (FGIC Insured)	1,100,000	1,187,153
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Proj.) Series A, 5.5%, tender 1/15/15 (d)	1,200,000	1,259,424
Lapeer Cmnty. Schools 5% 5/1/33 (FSA Insured)	1,000,000	1,026,100
Lincoln Consolidated School District 5% 5/1/19 (FSA Insured)	1,355,000	1,455,270
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Gen. Oblig. 5.25% 9/15/21 (FSA Insured)	$ 3,625,000	$ 3,919,821
Michigan Hosp. Fin. Auth. Rev. (Sparrow Hosp. Proj.) 5% 11/15/15	1,390,000	1,467,548
Michigan Muni. Bond Auth. Rev. (Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	1,000,000	1,073,730
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A, 6% 6/1/34	1,000,000	942,250
Portage Pub. Schools:
5% 5/1/16 (FSA Insured)	1,700,000	1,871,394
5% 5/1/23 (FSA Insured)	5,275,000	5,576,677
South Redford School District 5% 5/1/22 (MBIA Insured)	1,575,000	1,639,008
Sterling Heights Bldg. Auth. 5.75% 10/1/15 (Pre-Refunded to 10/1/08 @ 100.5) (e)	10,000	10,204
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/19 (FSA Insured)	1,000,000	1,057,940
		32,482,563
Minnesota - 1.5%
Maple Grove Health Care Sys. Rev. 5.25% 5/1/28	1,000,000	975,820
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series A, 5% 1/1/22 (AMBAC Insured)	8,845,000	9,063,029
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	2,190,000	2,337,891
North Saint Paul-Maplewood-Oakdale Independent School District 622 5% 8/1/18 (FSA Insured)	1,300,000	1,410,981
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/36	1,000,000	849,890
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	658,105
Spring Lake Park Independent School District #16 Series A, 5% 2/1/29 (FSA Insured)	1,000,000	1,029,010
		16,324,726
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series D, 5% 8/1/11	1,050,000	1,093,848
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,558,275
		2,652,123
Municipal Bonds - continued
	Principal Amount	Value
Missouri - 1.5%
Cape Girardeau County Indl. Dev. Auth. (Southeast Missouri Hosp. Proj.) 5% 6/1/10	$ 1,050,000	$ 1,071,284
Missouri Envir. Impt. & Energy Resources Auth. Poll. Cont. Rev. (Associated Elec. Coop., Inc. Proj.) Series 2008, 4.375%, tender 3/1/11 (d)	5,000,000	5,025,450
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,000,000	1,049,470
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Washington Univ. Proj.) Series A, 5% 1/15/37	1,200,000	1,230,540
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Proj.) Series 2008 C4, 3.5%, tender 11/15/09 (d)	5,000,000	5,026,600
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (e)	500,000	538,615
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	500,000	532,990
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	931,813
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series A, 5% 8/1/11 (FSA Insured)	765,000	816,492
		16,223,254
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	700,000	705,831
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	1,000,000	1,018,370
		1,724,201
Nebraska - 1.0%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) 2.561% 12/1/17 (d)	1,000,000	801,170
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/19 (FSA Insured)	5,000,000	5,423,800
Omaha Gen. Oblig. 5.75% 12/1/14	380,000	409,883
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34	2,000,000	2,028,720
5% 2/1/46	2,000,000	2,019,720
		10,683,293
Municipal Bonds - continued
	Principal Amount	Value
Nevada - 0.3%
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) 5% 7/1/11 (AMBAC Insured)	$ 1,000,000	$ 1,062,540
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (e)	250,000	267,293
Series F, 5.375% 6/15/11 (FSA Insured)	1,000,000	1,077,730
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	500,000	530,585
		2,938,148
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth-Hitchcock Proj.) 5.5% 8/1/27 (FSA Insured)	1,000,000	1,050,720
New Jersey - 0.7%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	600,000	683,862
New Jersey Econ. Dev. Auth. Rev. Series 2005 O:
5.125% 3/1/28	600,000	616,458
5.25% 3/1/21 (MBIA Insured)	1,000,000	1,064,720
5.25% 3/1/23	1,000,000	1,049,560
5.25% 3/1/25	800,000	836,296
5.25% 3/1/26	600,000	627,222
New Jersey Tobacco Settlement Fing. Corp. 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (e)	1,430,000	1,608,636
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	500,000	517,700
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	439,064
		7,443,518
New York - 10.1%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	600,000	665,652
5.75% 5/1/21 (FSA Insured)	500,000	544,065
Series 2004:
5.75% 5/1/17 (FSA Insured)	1,400,000	1,564,052
5.75% 5/1/24 (FSA Insured)	2,225,000	2,420,667
5.75% 5/1/26 (FSA Insured)	525,000	568,271
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	$ 2,300,000	$ 2,245,927
5% 2/15/47 (FGIC Insured)	1,700,000	1,648,915
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,012,550
Series C, 5% 9/1/35	1,000,000	1,008,060
New York City Gen. Oblig.:
Series 2005 F1, 5.25% 9/1/14	700,000	767,655
Series 2005 G:
5% 8/1/15	2,800,000	3,036,544
5.625% 8/1/13 (MBIA Insured)	2,000,000	2,185,740
Series D1, 5.125% 12/1/23	1,000,000	1,048,930
Series F-1, 5% 9/1/25	3,000,000	3,062,460
Series J, 5.5% 6/1/19	800,000	856,464
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) 5% 1/1/22 (AMBAC Insured)	1,000,000	1,052,310
(Yankee Stadium Proj.):
5% 3/1/31 (FGIC Insured)	1,000,000	998,580
5% 3/1/36 (MBIA Insured)	600,000	611,412
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	200,000	204,334
Series 2003 E, 5% 6/15/34	1,200,000	1,215,036
Series 2005 D:
5% 6/15/37	300,000	304,467
5% 6/15/38	2,500,000	2,535,700
New York City Transitional Fin. Auth. Rev.:
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,015,870
Series A:
5.5% 11/1/26 (b)	2,395,000	2,542,125
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (e)	5,000	5,345
6% 11/1/28 (b)	3,000,000	3,238,170
Series B:
5% 8/1/32	4,200,000	4,263,462
5.25% 2/1/29 (b)	1,730,000	1,806,933
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	1,000,000	1,081,770
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York Univ. Hosp. Ctr. Proj.):
Series A:
5% 7/1/14	$ 1,000,000	$ 1,006,780
5% 7/1/16	2,000,000	1,990,600
Series B, 5.25% 7/1/24	400,000	379,912
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (New York City Muni. Wtr. Fin. Auth. Proj.) Series 2004 F, 5% 6/15/34	1,200,000	1,229,112
New York Metropolitan Trans. Auth. Rev.:
Series 2008 A, 5.25% 11/15/36	4,600,000	4,721,348
Series B, 5% 11/15/35 (MBIA Insured)	1,100,000	1,113,750
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,045,510
New York Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27 (FSA Insured)	1,000,000	1,054,150
Series 2007 H:
5% 1/1/25 (FGIC Insured)	4,000,000	4,183,720
5% 1/1/26 (FGIC Insured)	2,500,000	2,604,825
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	935,000	998,412
Tobacco Settlement Fing. Corp.:
Series A1:
5.5% 6/1/14	1,360,000	1,383,732
5.5% 6/1/15	500,000	516,165
5.5% 6/1/16	3,200,000	3,294,432
5.5% 6/1/17	9,200,000	9,543,712
Series C1:
5.5% 6/1/14	300,000	305,235
5.5% 6/1/15	1,085,000	1,120,078
5.5% 6/1/17	6,650,000	6,898,444
5.5% 6/1/18	8,030,000	8,395,365
5.5% 6/1/19	1,100,000	1,157,497
5.5% 6/1/20 (FGIC Insured)	1,000,000	1,056,460
5.5% 6/1/21	4,060,000	4,223,496
5.5% 6/1/22	1,100,000	1,140,766
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (MBIA Insured)	3,440,000	3,606,565
Series Y, 6% 1/1/12 (Escrowed to Maturity) (e)	1,000,000	1,072,180
		107,553,712
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - 0.9%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/19 (MBIA Insured)	$ 1,800,000	$ 1,916,190
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	1,000,000	1,053,980
Dare County Ctfs. of Prtn. 5.25% 6/1/21 (AMBAC Insured)	1,110,000	1,174,913
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	185,000	187,731
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	600,000	626,892
Series B, 6.125% 1/1/09	210,000	214,425
Series D, 5.375% 1/1/10	695,000	717,449
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/20	1,000,000	1,042,630
North Carolina Med. Care Commission Retirement Facilities Rev. (Southminster Proj.) 5.75% 10/1/37	1,000,000	978,290
Randolph County Ctfs. of Prtn. 5% 2/1/20 (AMBAC Insured)	1,500,000	1,583,550
		9,496,050
North Dakota - 0.7%
Cass County Health Care Facilities Rev. Series D, 5% 2/15/40 (c)	5,000,000	4,944,650
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) 5% 12/1/13	1,675,000	1,775,902
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/21	1,065,000	1,017,309
		7,737,861
Ohio - 1.7%
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	5,000,000	5,045,450
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000,000	1,821,800
5.875% 6/1/47	2,700,000	2,379,267
6.5% 6/1/47	2,900,000	2,820,105
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (FGIC Insured)	1,090,000	1,201,191
5.25% 11/15/19 (FGIC Insured)	1,050,000	1,154,958
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series C2, 4.1%, tender 10/1/41	1,600,000	1,597,392
Ohio Gen. Oblig. (Higher Ed. Cap. Facilities Proj.) Series B, 5% 2/1/22	700,000	728,252
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Olentangy Local School District:
5.5% 12/1/17 (FSA Insured)	$ 35,000	$ 37,731
5.5% 12/1/17 (Pre-Refunded to 6/1/12 @ 100) (e)	1,260,000	1,383,934
		18,170,080
Oklahoma - 0.2%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. 5.5% 10/1/21 (FGIC Insured)	1,000,000	1,078,660
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/17	1,205,000	1,271,323
		2,349,983
Oregon - 0.4%
Morrow County School District #1 5.625% 6/15/14 (Pre-Refunded to 6/15/11 @ 100) (e)	1,500,000	1,630,965
Oregon Gen. Oblig. Series A, 5% 8/1/28	1,400,000	1,436,848
Yamhill County School District #029J Newberg 5.5% 6/15/18 (FGIC Insured)	1,000,000	1,121,930
		4,189,743
Pennsylvania - 1.6%
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	2,500,000	2,649,775
Annville-Cleona School District 5.5% 3/1/21 (FSA Insured)	1,200,000	1,314,720
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,029,030
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,000,000	1,037,300
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	500,000	608,555
Lancaster County Hosp. Auth. Rev. (Lancaster Gen. Hosp. Proj.) Series 2006 AA, 5.21%, tender 5/2/08 (CIFG North America Insured) (d)	600,000	600,000
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	494,956
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	1,000,000	1,050,100
Philadelphia Gas Works Rev.:
Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	602,538
Series 17, 5.375% 7/1/20 (FSA Insured)	500,000	531,715
Seventh Series 1998, 5% 10/1/37 (AMBAC Insured)	2,100,000	2,106,153
Philadelphia Gen. Oblig. Series A, 5.25% 12/15/32 (FSA Insured) (c)	2,500,000	2,579,950
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	$ 300,000	$ 307,482
Series B, 5% 4/1/11 (AMBAC Insured)	1,000,000	1,046,990
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/20 (FGIC Insured)	2,500,000	1,326,325
		17,285,589
Puerto Rico - 0.8%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/11	1,400,000	1,435,616
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	1,500,000	1,544,370
Puerto Rico Muni. Fin. Agcy. 5% 8/1/11	1,000,000	1,024,540
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	800,000	830,824
5.75%, tender 7/1/17 (d)	1,500,000	1,551,645
Series N, 5.5% 7/1/22	1,300,000	1,331,837
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	2,400,000	350,784
0% 8/1/54 (AMBAC Insured)	6,600,000	462,990
		8,532,606
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/15 (FSA Insured)	1,000,000	1,089,480
Series A, 5.25% 9/15/19 (AMBAC Insured)	1,410,000	1,508,869
		2,598,349
South Carolina - 1.3%
Anderson County Joint Muni. Wtr. Sys. Wtrwks. Sys. Rev. 5.5% 7/15/17 (FSA Insured)	1,790,000	1,926,273
Greenville County School District Installment Purp. Rev. 5% 12/1/13	3,450,000	3,724,344
Greenwood Fifty School Facilities Installment 5% 12/1/21	1,000,000	1,063,300
Lexington County Health Svcs. District, Inc. Hosp. Rev. 5% 11/1/14	1,000,000	1,050,820
Scago Edl. Facilities Corp. for Colleton School District (School Proj.):
5% 12/1/16	1,000,000	1,089,360
5% 12/1/18	1,880,000	2,001,204
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) 5% 4/1/18	$ 1,765,000	$ 1,690,146
Spartanburg County Health Svcs. District, Inc. Hosp. Rev. 5.5% 4/15/18 (FSA Insured)	1,115,000	1,188,010
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	455,000	458,026
		14,191,483
Tennessee - 1.0%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/13	1,000,000	997,050
5% 12/15/15	2,525,000	2,488,766
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B:
6% 7/1/12 (Escrowed to Maturity) (e)	2,125,000	2,379,278
6.25% 7/1/13 (Escrowed to Maturity) (e)	2,255,000	2,596,745
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/16	1,700,000	1,712,070
		10,173,909
Texas - 17.1%
Abilene Independent School District 5% 2/15/13	2,145,000	2,318,659
Alamo Cmnty. College District 5% 8/15/18 (FGIC Insured)	1,750,000	1,891,470
Aldine Independent School District (School Bldg. Proj.) 5.25% 2/15/32	2,400,000	2,499,120
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	1,000,000	847,710
Austin Elec. Util. Sys. Rev. 7.25% 11/15/10 (FSA Insured)	1,000,000	1,114,340
Austin Independent School District 5.25% 8/1/14	1,000,000	1,109,090
Austin Util. Sys. Rev. 0% 5/15/10 (MBIA Insured)	7,970,000	7,495,546
Bastrop Independent School District:
5.25% 2/15/37	1,000,000	1,037,660
5.25% 2/15/42	3,255,000	3,368,111
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured)	1,715,000	1,799,807
5% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,325,000	1,379,497
5.375% 5/1/19 (FSA Insured)	215,000	227,423
5.375% 5/1/19 (Pre-Refunded to 5/1/12 @ 100) (e)	1,425,000	1,553,022
Birdville Independent School District 0% 2/15/11	3,665,000	3,356,554
Boerne Independent School District 5.25% 2/1/35	1,275,000	1,312,574
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	$ 1,670,000	$ 1,753,049
Comal Independent School District:
(School Bldg. Proj.) 5% 2/1/33	1,000,000	1,013,360
0% 2/1/16	2,235,000	1,630,097
Corpus Christi Util. Sys. Rev. 5.25% 7/15/20 (FSA Insured)	1,100,000	1,205,732
Cotulla Independent School District 5.25% 2/15/37	4,170,000	4,311,863
Crowley Independent School District 5.25% 8/1/33	500,000	520,995
Cypress-Fairbanks Independent School District Series A, 0% 2/15/14	3,200,000	2,581,824
Denton Independent School District 5% 8/15/33	1,100,000	1,111,297
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,000,000	1,041,800
East Central Independent School District 5.625% 8/15/17 (f)	1,035,000	1,125,480
Freer Independent School District 5.25% 8/15/37	1,000,000	1,039,370
Garland Independent School District 5.5% 2/15/19	515,000	531,315
Granbury Independent School District 0% 8/1/19	1,000,000	604,450
Harris County Gen. Oblig.:
Series 1996, 0% 10/1/13 (MBIA Insured)	2,000,000	1,636,100
Series A, 0% 8/15/09 (MBIA Insured)	6,200,000	5,989,634
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) 5.75% 2/15/20 (Pre-Refunded to 8/15/12 @ 100) (e)	1,235,000	1,364,070
Houston Arpt. Sys. Rev. Series B, 5.5% 7/1/19 (Pre-Refunded to 7/1/10 @ 100) (e)	1,500,000	1,596,420
Houston Independent School District Series A, 0% 8/15/11	6,400,000	5,763,776
Kermit Independent School District 5.25% 2/15/32	600,000	624,780
Lamar Consolidated Independent School District 5% 2/15/19	1,000,000	1,075,650
Lampasas Independent School District (School Bldg. Proj.) 5.25% 2/15/32	1,000,000	1,037,390
Lewisville Independent School District:
0% 8/15/18	1,025,000	657,968
5.25% 8/15/27	265,000	269,871
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	1,000,000	1,037,890
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C, 5% 5/15/33 (AMBAC Insured)	600,000	604,764
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) 5% 2/15/16 (FSA Insured)	$ 1,260,000	$ 1,367,554
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (e)	1,000,000	1,067,060
Lufkin Independent School District 5% 8/15/38 (c)	1,000,000	1,008,790
Magnolia Independent School District:
5% 8/15/21	5,000,000	5,272,950
5.25% 8/15/29 (FGIC Insured)	1,300,000	1,319,526
Mansfield Independent School District:
5.5% 2/15/17	15,000	16,080
5.5% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	1,635,000	1,781,709
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) 5.125%, tender 6/1/11 (d)	3,000,000	2,994,420
McAllen Independent School District:
5% 2/15/15	2,000,000	2,188,360
5% 2/15/16	2,610,000	2,832,790
McLennan County Jr. College District 5% 8/15/15 (FSA Insured)	1,120,000	1,215,200
New Caney Independent School District 5.25% 2/15/37	7,220,000	7,504,251
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,296,700
North Harris County Reg'l. Wtr. Auth. 5.25% 12/15/17 (MBIA Insured)	2,000,000	2,157,140
North Texas Muni. Wtr. District Wtr. Sys. Rev. 5% 9/1/35 (MBIA Insured)	1,000,000	1,010,790
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,012,350
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000,000	1,089,570
North Texas Tollway Auth. Rev.:
Series A:
6% 1/1/24	1,000,000	1,081,340
6% 1/1/25	6,000,000	6,449,880
Series E3, 5.75%, tender 1/1/16 (d)	5,000,000	5,261,700
Northside Independent School District Series A, 3.78%, tender 6/1/09 (d)	4,000,000	4,061,440
Northwest Texas Independent School District 5% 2/15/15	1,145,000	1,252,836
Odessa Wtr. & Swr. Rev. 5.5% 4/1/11 (FSA Insured)	750,000	806,325
Pflugerville Gen. Oblig. 5% 8/1/33 (FGIC Insured)	2,010,000	2,020,874
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Prosper Independent School District:
5.125% 8/15/30	$ 400,000	$ 410,596
5.375% 8/15/33	2,400,000	2,542,728
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (e)	200,000	213,100
Rockdale Independent School District 5.25% 2/15/37	800,000	824,648
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (d)	3,120,000	2,929,680
San Antonio Elec. & Gas Sys. Rev.:
Series B, 0% 2/1/10 (Escrowed to Maturity) (e)	5,000,000	4,762,350
5.375% 2/1/20 (Pre-Refunded to 2/1/12 @ 100) (e)	3,000,000	3,220,380
San Marcos Consolidated Independent School District 5% 8/1/13	1,090,000	1,184,983
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,390,944
Socorro Independent School District 5.375% 8/15/18	60,000	63,072
South San Antonio Independent School District 5% 8/15/35	1,000,000	1,015,160
Spring Independent School District Series 2008 A:
5% 8/15/17	1,000,000	1,099,600
5% 8/15/18	1,500,000	1,627,335
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	1,000,000	1,013,130
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	4,500,000	4,709,115
Texas Gen. Oblig.:
Series A, 5% 8/1/20	1,985,000	2,119,543
0% 10/1/13	1,000,000	822,400
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (MBIA Insured)	2,340,000	1,734,689
0% 9/1/16 (Escrowed to Maturity) (e)	15,000	10,815
0% 9/1/16 (MBIA Insured)	5,045,000	3,552,285
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000,000	2,144,740
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	1,875,000	1,923,600
5.75% 8/15/38 (AMBAC Insured)	1,225,000	1,278,079
Texas Wtr. Dev. Board Rev. Series B, 5.375% 7/15/16	1,000,000	1,034,540
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (e)	1,000,000	1,113,450
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Waller Consolidated Independent School District 6% 2/15/12 (Pre-Refunded to 2/15/11 @ 100) (e)	$ 50,000	$ 54,343
Waller Independent School District 5.5% 2/15/33	5,100,000	5,445,372
Weatherford Independent School District 0% 2/15/23 (Pre-Refunded to 2/15/10 @ 42.135) (e)	1,500,000	601,350
White Settlement Independent School District 5.75% 8/15/34	1,150,000	1,217,666
Williamson County Gen. Oblig. 5.5% 2/15/18 (FSA Insured)	5,000	5,254
Willis Independent School District 5% 2/15/13	1,040,000	1,124,198
		181,698,308
Utah - 0.6%
Salt Lake City School District Series B, 5% 3/1/13	1,135,000	1,231,918
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	3,100,000	3,335,104
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,585,000	1,654,439
		6,221,461
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	200,000	209,674
6.125% 12/1/27 (AMBAC Insured)	300,000	305,019
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,006,870
		1,521,563
Washington - 3.1%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (MBIA Insured)	1,200,000	399,912
Clark County Pub. Util. District #1 Elec. Rev. Series A, 5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (e)	1,570,000	1,724,143
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/15	1,000,000	1,090,210
Series 2006 B, 6% 7/1/17 (MBIA Insured)	2,000,000	2,174,760
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series A, 5% 1/1/18 (FGIC Insured)	1,095,000	1,146,640
Kent Spl. Events Ctr. Pub. Facilities District Rev. 5.25% 12/1/32 (FSA Insured)	3,000,000	3,128,640
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (MBIA Insured)	$ 1,000,000	$ 1,017,960
(Swr. Proj.) Series 2005, 5% 1/1/26 (FGIC Insured)	4,115,000	4,229,562
Univ. of Washington Univ. Revs. 5% 12/1/09 (c)	2,625,000	2,731,286
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16	1,000,000	1,042,670
5.25% 1/1/26 (FSA Insured)	500,000	513,920
Series B, 5% 7/1/28 (FSA Insured)	1,000,000	1,025,320
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	2,675,900
Series E, 5% 1/1/29 (MBIA Insured)	1,000,000	1,018,630
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	1,750,000	1,859,078
Series 2006 D, 5.25% 10/1/33 (FSA Insured)	2,000,000	2,058,860
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 5% 7/1/12 (FSA Insured)	3,000,000	3,068,730
5.4% 7/1/12 (FSA Insured)	1,000,000	1,090,210
Yakima County Gen. Oblig. 5.25% 12/1/15 (AMBAC Insured)	1,000,000	1,070,700
		33,067,131
West Virginia - 0.2%
West Virginia Higher Ed. Policy Commission Rev. Series B, 5% 4/1/34 (FGIC Insured)	2,020,000	2,027,070
Wisconsin - 0.8%
Badger Tobacco Asset Securitization Corp. 6.375% 6/1/32	600,000	602,250
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	605,000	640,495
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,096,990
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	500,000	523,905
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	915,370
Series B, 6% 2/15/25	1,000,000	1,010,980
(Ministry Health Care Proj.) Series 2008, 5% 8/1/31 (FSA Insured)	2,400,000	2,393,280
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2002:
5.75% 8/15/30 (Pre-Refunded to 2/15/12 @ 101) (e)	$ 1,000,000	$ 1,103,770
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (e)	500,000	560,735
		8,847,775
Wyoming - 0.2%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (e)	1,700,000	1,877,412
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $1,051,014,828)	1,049,115,028
NET OTHER ASSETS - 1.3%	14,093,378
NET ASSETS - 100%	$ 1,063,208,406
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,125,480 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East Central Independent School District 5.625% 8/15/17	8/16/02	$ 1,140,280
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 40,801
Other Information

The following is a summary of the inputs used, as of April 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,049,115,028	$ -	$ 1,049,115,028	$ -
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,051,034,536. Net unrealized depreciation aggregated $1,919,508, of which $13,174,438 related to appreciated investment securities and $15,093,946 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/ John Hebble
John Hebble
President and Treasurer

Date:	June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John Hebble
John Hebble
President and Treasurer

Date:	June 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 30, 2008